DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - Notional Amounts of Outstanding Derivative Instruments (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Foreign exchange contracts:
Derivative [Line Items]
Notional amount	$ 10,615	$ 8,927
Foreign exchange contracts: | Designated as cash flow hedging instruments
Derivative [Line Items]
Notional amount	4,392	3,781
Foreign exchange contracts: | Non-designated as hedging instruments
Derivative [Line Items]
Notional amount	6,223	5,146
Interest rate contracts: | Non-designated as hedging instruments
Derivative [Line Items]
Notional amount	$ 1,897	$ 1,251